American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
May 31, 2023

American Century U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.4%
Textron, Inc.	45,151	2,793,492
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	5,967	996,489
Automobile Components — 0.2%
BorgWarner, Inc.	8,672	384,430
Banks — 0.2%
Bank OZK	11,126	384,737
Beverages — 2.3%
Coca-Cola Co.	26,399	1,574,965
Coca-Cola Consolidated, Inc.	855	565,788
Monster Beverage Corp.(1)	6,994	409,988
National Beverage Corp.(1)	31,529	1,558,163
PepsiCo, Inc.	2,766	504,380
		4,613,284
Biotechnology — 3.7%
Amgen, Inc.	6,203	1,368,692
Biogen, Inc.(1)	1,523	451,432
Exelixis, Inc.(1)	23,727	457,457
Gilead Sciences, Inc.	63,615	4,894,538
United Therapeutics Corp.(1)	1,874	393,053
		7,565,172
Broadline Retail — 1.0%
Dillard's, Inc., Class A	2,288	629,909
eBay, Inc.	24,250	1,031,595
Macy's, Inc.	27,435	372,842
		2,034,346
Building Products — 1.9%
A O Smith Corp.	6,073	388,307
Allegion PLC	7,012	734,437
Fortune Brands Innovations, Inc.	6,446	389,661
Owens Corning	21,639	2,300,875
		3,813,280
Capital Markets — 0.9%
Affiliated Managers Group, Inc.	2,830	393,625
Evercore, Inc., Class A	4,051	437,305
Franklin Resources, Inc.	20,803	499,480
Lazard Ltd., Class A	5,720	164,107
SEI Investments Co.	7,002	396,173
		1,890,690
Chemicals — 1.7%
Chemours Co.	13,973	370,145
Dow, Inc.	7,799	380,435
Eastman Chemical Co.	1,257	96,902
Linde PLC	1,145	404,941
LyondellBasell Industries NV, Class A	15,600	1,334,424
Olin Corp.	10,641	503,426
Westlake Corp.	3,612	375,467
		3,465,740
Commercial Services and Supplies — 1.7%
Cintas Corp.	2,639	1,245,977

Rollins, Inc.	56,714	2,229,995
		3,475,972
Communications Equipment — 3.5%
Cisco Systems, Inc.	82,851	4,115,209
F5, Inc.(1)	12,128	1,789,850
Juniper Networks, Inc.	39,917	1,212,280
		7,117,339
Construction and Engineering — 1.0%
EMCOR Group, Inc.	12,423	2,047,807
Consumer Finance — 0.7%
Discover Financial Services	3,977	408,597
OneMain Holdings, Inc.	10,790	408,509
Synchrony Financial	16,515	511,305
		1,328,411
Consumer Staples Distribution & Retail — 2.3%
Kroger Co.	63,891	2,896,179
Walmart, Inc.	12,390	1,819,719
		4,715,898
Containers and Packaging — 0.6%
Graphic Packaging Holding Co.	15,947	381,133
Packaging Corp. of America	6,181	766,630
		1,147,763
Distributors — 0.9%
Genuine Parts Co.	9,386	1,397,857
LKQ Corp.	9,358	493,634
		1,891,491
Electrical Equipment — 1.1%
Acuity Brands, Inc.	5,975	900,373
Eaton Corp. PLC	723	127,176
Emerson Electric Co.	1,263	98,110
Hubbell, Inc.	3,673	1,037,475
		2,163,134
Electronic Equipment, Instruments and Components — 2.1%
Cognex Corp.	7,778	427,479
Jabil, Inc.	33,277	2,978,957
Keysight Technologies, Inc.(1)	2,573	416,311
Sanmina Corp.(1)	7,803	413,871
		4,236,618
Entertainment — 0.2%
Activision Blizzard, Inc.(1)	5,121	410,704
Financial Services — 3.6%
Essent Group Ltd.	9,783	432,115
Euronet Worldwide, Inc.(1)	11,396	1,269,514
FleetCor Technologies, Inc.(1)	1,975	447,436
Jack Henry & Associates, Inc.	2,722	416,167
MGIC Investment Corp.	134,180	2,028,802
PayPal Holdings, Inc.(1)	6,536	405,167
Visa, Inc., Class A	1,877	414,873
Western Union Co.	133,847	1,524,517
WEX, Inc.(1)	2,317	384,275
		7,322,866
Food Products — 1.8%
Campbell Soup Co.	7,812	394,897
Conagra Brands, Inc.	11,505	401,179
General Mills, Inc.	6,458	543,505

Hershey Co.	3,673	953,878
Ingredion, Inc.	4,154	434,509
Kellogg Co.	5,913	394,811
Lancaster Colony Corp.	1,961	385,494
Mondelez International, Inc., Class A	1,557	114,299
		3,622,572
Ground Transportation — 0.4%
CSX Corp.	12,819	393,159
XPO, Inc.(1)	8,653	406,085
		799,244
Health Care Equipment and Supplies — 0.3%
Edwards Lifesciences Corp.(1)	4,782	402,788
IDEXX Laboratories, Inc.(1)	220	102,249
		505,037
Health Care Providers and Services — 7.4%
AmerisourceBergen Corp.	2,574	437,966
AMN Healthcare Services, Inc.(1)	4,286	406,998
Cardinal Health, Inc.	52,817	4,346,839
Centene Corp.(1)	6,231	388,877
Chemed Corp.	4,480	2,391,290
Cigna Group	1,609	398,083
DaVita, Inc.(1)	4,982	466,664
Elevance Health, Inc.	886	396,768
Henry Schein, Inc.(1)	5,273	389,675
Humana, Inc.	823	413,039
McKesson Corp.	10,565	4,129,224
Quest Diagnostics, Inc.	3,091	410,021
UnitedHealth Group, Inc.	845	411,718
		14,987,162
Hotels, Restaurants and Leisure — 3.5%
Booking Holdings, Inc.(1)	154	386,351
Boyd Gaming Corp.	31,844	2,029,418
Chipotle Mexican Grill, Inc.(1)	247	512,893
Darden Restaurants, Inc.	7,571	1,200,155
Expedia Group, Inc.(1)	19,163	1,834,091
Marriott International, Inc., Class A	2,390	401,018
Texas Roadhouse, Inc.	5,349	577,157
Travel + Leisure Co.	2,739	99,891
		7,040,974
Household Durables — 0.7%
Lennar Corp., Class A	4,801	514,283
NVR, Inc.(1)	92	510,988
PulteGroup, Inc.	6,169	407,648
		1,432,919
Household Products — 4.0%
Clorox Co.	8,850	1,399,893
Colgate-Palmolive Co.	10,297	765,891
Kimberly-Clark Corp.	32,693	4,390,016
Procter & Gamble Co.	11,198	1,595,715
		8,151,515
Industrial Conglomerates — 0.6%
3M Co.	12,247	1,142,768
Insurance — 1.9%
Axis Capital Holdings Ltd.	7,395	383,801
Everest Re Group Ltd.	1,110	377,422

Hartford Financial Services Group, Inc.	5,702	390,701
Loews Corp.	6,997	391,832
Old Republic International Corp.	16,164	395,856
Reinsurance Group of America, Inc.	2,817	394,380
Unum Group	35,608	1,547,168
		3,881,160
Interactive Media and Services — 1.6%
Alphabet, Inc., Class A(1)	4,511	554,266
Meta Platforms, Inc., Class A(1)	9,854	2,608,551
		3,162,817
IT Services — 6.7%
Accenture PLC, Class A	12,659	3,872,641
Akamai Technologies, Inc.(1)	14,732	1,357,112
Amdocs Ltd.	38,687	3,643,155
Cognizant Technology Solutions Corp., Class A	44,823	2,800,989
Gartner, Inc.(1)	2,606	893,493
International Business Machines Corp.	3,952	508,188
VeriSign, Inc.(1)	2,271	507,160
		13,582,738
Life Sciences Tools and Services — 0.7%
Medpace Holdings, Inc.(1)	4,052	838,643
Mettler-Toledo International, Inc.(1)	374	494,379
		1,333,022
Machinery — 3.9%
Donaldson Co., Inc.	46,369	2,713,978
Graco, Inc.	5,263	402,567
Illinois Tool Works, Inc.	5,330	1,165,831
Lincoln Electric Holdings, Inc.	7,309	1,240,045
Mueller Industries, Inc.	5,788	429,817
PACCAR, Inc.	5,956	409,654
Parker-Hannifin Corp.	308	98,695
Snap-on, Inc.	1,683	418,831
Timken Co.	6,734	481,818
Watts Water Technologies, Inc., Class A	2,479	392,797
Xylem, Inc.	973	97,495
		7,851,528
Media — 2.3%
Charter Communications, Inc., Class A(1)	1,204	392,685
Comcast Corp., Class A	11,667	459,097
Fox Corp., Class A	12,926	403,291
Interpublic Group of Cos., Inc.	37,707	1,402,323
New York Times Co., Class A	11,145	394,756
News Corp., Class A	22,675	415,179
Nexstar Media Group, Inc., Class A	2,550	384,846
Omnicom Group, Inc.	5,243	462,380
TEGNA, Inc.	25,107	388,907
		4,703,464
Metals and Mining — 0.5%
Reliance Steel & Aluminum Co.	2,851	669,073
Steel Dynamics, Inc.	4,228	388,553
		1,057,626
Oil, Gas and Consumable Fuels — 3.9%
APA Corp.	11,950	379,771
Chesapeake Energy Corp.	5,395	405,974
Chord Energy Corp.	3,332	476,609

Exxon Mobil Corp.	3,808	389,101
Marathon Oil Corp.	17,141	379,845
Marathon Petroleum Corp.	23,642	2,480,282
PBF Energy, Inc., Class A	10,655	392,211
PDC Energy, Inc.	5,650	387,703
Peabody Energy Corp.	32,034	581,737
Phillips 66	12,711	1,164,455
SM Energy Co.	14,370	377,787
Valero Energy Corp.	3,602	385,558
		7,801,033
Personal Care Products — 0.4%
Coty, Inc., Class A(1)	79,190	858,420
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	6,091	392,504
Eli Lilly & Co.	1,973	847,325
Jazz Pharmaceuticals PLC(1)	3,108	398,321
Johnson & Johnson	33,594	5,209,086
Merck & Co., Inc.	4,747	524,116
Pfizer, Inc.	10,223	388,678
		7,760,030
Professional Services — 1.2%
CACI International, Inc., Class A(1)	1,376	411,727
Concentrix Corp.	4,245	372,286
CoStar Group, Inc.(1)	5,162	409,863
Insperity, Inc.	2,383	263,846
ManpowerGroup, Inc.	3,376	236,894
Paychex, Inc.	3,723	390,654
TriNet Group, Inc.(1)	4,754	422,488
		2,507,758
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	5,390	403,819
Retail REITs — 0.3%
NNN REIT, Inc.	2,365	100,607
Simon Property Group, Inc.	5,073	533,426
		634,033
Semiconductors and Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	10,789	424,332
Applied Materials, Inc.	3,940	525,202
Broadcom, Inc.	2,483	2,006,165
Cirrus Logic, Inc.(1)	5,349	415,510
Lam Research Corp.	866	534,062
Microchip Technology, Inc.	6,924	521,100
ON Semiconductor Corp.(1)	5,222	436,559
Qorvo, Inc.(1)	4,305	418,704
		5,281,634
Software — 7.1%
Adobe, Inc.(1)	1,094	457,062
ANSYS, Inc.(1)	339	109,697
Cadence Design Systems, Inc.(1)	1,969	454,662
Dolby Laboratories, Inc., Class A	5,022	414,466
Dropbox, Inc., Class A(1)	58,189	1,339,511
Fair Isaac Corp.(1)	133	104,760
Fortinet, Inc.(1)	5,951	406,632
Manhattan Associates, Inc.(1)	11,748	2,131,322
Microsoft Corp.	7,364	2,418,264
Qualys, Inc.(1)	10,115	1,277,120

ServiceNow, Inc.(1)	810	441,272
SPS Commerce, Inc.(1)	2,533	394,641
Synopsys, Inc.(1)	8,595	3,910,381
VMware, Inc., Class A(1)	3,616	492,825
		14,352,615
Specialized REITs — 0.2%
Weyerhaeuser Co.	13,882	397,858
Specialty Retail — 5.8%
Asbury Automotive Group, Inc.(1)	1,963	410,483
AutoNation, Inc.(1)	8,663	1,134,160
AutoZone, Inc.(1)	164	391,442
Best Buy Co., Inc.	13,314	967,528
Dick's Sporting Goods, Inc.	3,253	414,790
Home Depot, Inc.	3,885	1,101,203
Murphy USA, Inc.	1,530	422,922
O'Reilly Automotive, Inc.(1)	4,554	4,113,674
Penske Automotive Group, Inc.	4,299	594,208
Ulta Beauty, Inc.(1)	2,708	1,109,820
Williams-Sonoma, Inc.	8,970	1,018,185
		11,678,415
Technology Hardware, Storage and Peripherals — 3.8%
Apple, Inc.	30,706	5,442,638
Hewlett Packard Enterprise Co.	39,528	569,994
HP, Inc.	42,875	1,245,948
NetApp, Inc.	6,278	416,545
		7,675,125
Textiles, Apparel and Luxury Goods — 1.0%
NIKE, Inc., Class B	3,725	392,094
PVH Corp.	6,671	573,839
Ralph Lauren Corp.	1,748	185,830
Skechers USA, Inc., Class A(1)	7,927	407,210
Tapestry, Inc.	9,772	391,075
		1,950,048
Tobacco — 0.4%
Altria Group, Inc.	9,068	402,800
Philip Morris International, Inc.	4,360	392,444
		795,244
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	3,200	393,472
Watsco, Inc.	317	102,825
WW Grainger, Inc.	1,949	1,264,940
		1,761,237
TOTAL COMMON STOCKS (Cost $195,260,027)		200,911,478
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $585,646)	585,646	585,646
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $195,845,673)		201,497,124
OTHER ASSETS AND LIABILITIES — 0.3%		592,819
TOTAL NET ASSETS — 100.0%		$202,089,943

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.